SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after March 31, 2024, up through the date the financial statements were available to be issued. During this period, other than the above noted modification to our convertible debt arrangements, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the three months period ended March 31, 2024.

12. SUBSEQUENT EVENTS

The Company evaluated all events or transactions that occurred after December 31, 2023, up through the date the financial statements were available to be issued. During this period, other than the above noted modification to our convertible debt arrangements, the Company did not have any material recognizable subsequent events required to be disclosed as of and for the year ended December 31, 2023.